Property and equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of propertyand equipment

	September 30, 2022	December 31, 2021
Computers, equipment and software	$3,668	$2,968
Customer equipment	1,380	1,122
Furniture and fixtures	1,699	1,570
Leasehold improvements	3,771	3,769
Total property and equipment	10,518	9,429
Less accumulated depreciation and amortization	(7,777)	(6,818)
Total property and equipment, net	$2,741	$2,611

	2021	2020
Computers, equipment and software	$2,968	$2,431
Customer equipment	1,122	913
Furniture and fixtures	1,570	1,130
Leasehold improvements	3,769	3,020
	9,429	7,494
Less accumulated amortization and depreciation	(6,818)	(5,205)
Property and equipment, net	$2,611	$2,289